Note 9 - Acquisition of Business - Net Assets Acquired From EdgePower Inc. (Details) $ in Thousands, $ in Millions	Jun. 30, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CAD ($)	Jun. 30, 2017 CAD ($)
Statement Line Items [Line Items]
Goodwill	$ 305,393			$ 295,684
EdgePower Inc. [member]
Statement Line Items [Line Items]
Working capital			$ 993
Intangible assets			14,198
Goodwill			7,673
Deferred tax			(3,820)
Total consideration			19,044
Cash paid, net of working capital adjustment			9,534
Equity interests of acquirer			9,510
Total consideration transferred, acquisition-date fair value		$ 14.9	$ 19,044